Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	PREMIER BIOMEDICAL INC
Entity Central Index Key	0001515740
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016